Legal proceedings and regulatory matters (Details) £ in Millions, $ in Millions, $ in Millions		1 Months Ended	2 Months Ended	12 Months Ended
	Jan. 30, 2024 GBP (£)	Dec. 31, 2016	Feb. 22, 2024 GBP (£)	Dec. 31, 2023 GBP (£) action plaintiff	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 GBP (£)	Nov. 30, 2008 USD ($)
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities | £				£ 22,217.0			£ 22,816.0
Senator Fund SPC
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities					$ 625
Estimated financial effect of contingent liabilities, money damages					188
Herald Fund SPC
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities					2,500
Estimated financial effect of contingent liabilities, money damages					2,000
Alpha Prime Fund Limited
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities					1,160
Madoff Securities
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities					543
Fairfield
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities					382
Ontario and Quebec Superior Courts
Disclosure of contingent liabilities [line items]
Number of hearings | action				2
Estimated financial effect of contingent liabilities						$ 1,000
Punitive damages						$ 250
Litigation Concluded | UK Prudential Regulation Authority
Disclosure of contingent liabilities [line items]
Expense from fines and penalties | £	£ 57.0		£ 57.0
HSBC Bank | Herald Fund SPC
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities, money damages					$ 5,600
Madoff Securities
Disclosure of contingent liabilities [line items]
Aggregate value of funds with assets invested in securities under litigation								$ 8,400
Estimated fund transfers, less withdrawals from securities under litigation								$ 4,000
Anti-money laundering and sanctions-related matters | HSBC Holdings | New York
Disclosure of contingent liabilities [line items]
Number of pending claims at an early stage | action				4
Setting of US dollar libor
Disclosure of contingent liabilities [line items]
Number of groups of plaintiffs | plaintiff				5
Legal proceedings contingent liability | Benchmark rate litigation
Disclosure of contingent liabilities [line items]
Infringement period		1 month